Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount
Total Fee Amount	41,430
Total Offset Amount	23,175	[1]
Net Fee	$ 18,255

[1]	Represents the total of the fee offsets claimed pursuant to Rule 457(p) under the Securities Act for the registration fees previously paid with respect to unsold securities, as set forth in Table 2.